Rule 497 Filing
On behalf of Guggenheim Canadian Energy Income ETF, Guggenheim International Multi-Asset Income ETF, Guggenheim MSCI Global Timber ETF, Guggenheim China Real Estate ETF, Guggenheim China Small Cap ETF, Guggenheim Frontier Markets ETF and Guggenheim Shipping ETF (the “Funds”), each a series of Claymore Exchange-Traded Fund Trust 2, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information. The interactive data file included as an exhibit to this filing relates to the prospectus filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(c) on October 3, 2016 (Accession No. 0001628280-16-019906), which is incorporated by reference into this Rule 497 Filing.